PROPERTY AND EQUIPMENT NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
PROPERTY AND EQUIPMENT NET
Depreciation expense	$ 1,034,004	$ 7,402
Loss from disposal of property and equipment	$ 1,000,000.0